Balance Sheet Components - Schedule of Accrued Expenses (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2020
Balance Sheet Components [Line Items]
Total accrued expenses	$ 73,788	$ 76,936	$ 68,621
R&D Expenses [Member]
Balance Sheet Components [Line Items]
Total accrued expenses	28,347	20,755	21,607
Employee Related Expenses [Member]
Balance Sheet Components [Line Items]
Total accrued expenses	15,242	38,552	29,113
Professional Services Expenses [Member]
Balance Sheet Components [Line Items]
Total accrued expenses	16,489	10,267	5,135
Other General and Administrative Expenses [Member]
Balance Sheet Components [Line Items]
Total accrued expenses	$ 13,710	$ 7,362	$ 12,766